Document and Entity Information	12 Months Ended
May 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2013
Registrant Name	DBX ETF Trust
Central Index Key	0001503123
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 31, 2013